Commitments and Contingencies - Contractual Obligations (Table) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Future, minimum, non-cancellable charter revenue (1)
Other Commitments [Line Items]
2020	$ 32,363
2021	2,565
2022	0
2023	0
2024	0
2025 and thereafter	0
Total	34,928
Future, minimum, charter-in hire payments (2)
Other Commitments [Line Items]
2020	(12,811)
2021	0
2022	0
2023	0
2024	0
2025 and thereafter	0
Total	(12,811)
Vessel upgrades (3)
Other Commitments [Line Items]
2020	(106,246)
2021	0
2022	0
2023	0
2024	0
2025 and thereafter	0
Total	(106,246)
Bareboat commitments charter hire (4)
Other Commitments [Line Items]
2020	(3,740)
2021	(3,697)
2022	(3,653)
2023	(3,608)
2024	(3,561)
2025 and thereafter	(26,128)
Total	(44,387)
Office rent (5)
Other Commitments [Line Items]
2020	(345)
2021	(321)
2022	(297)
2023	(288)
2024	(137)
2025 and thereafter	(48)
Total	$ (1,436)